STOCKHOLDERS (Details Narrative) - USD ($)	9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement	$ 535,000
Private Placement [Member] | Restricted Stock [Member] | Eighteen Individuals [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold, shares	668,750
Sale of stock, price per share	$ 0.80
Proceeds from issuance of private placement	$ 535,000